JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 58.4%
Aerospace & Defense — 0.9%
Airbus SE (France) *	21		2,492
Boeing Co. (The) *	1		157
General Dynamics Corp.	2		546
Howmet Aerospace, Inc.	1		20
Huntington Ingalls Industries, Inc.	–	(a)	9
L3Harris Technologies, Inc.	–	(a)	71
Lockheed Martin Corp.	–	(a)	158
Northrop Grumman Corp.	4		1,640
Raytheon Technologies Corp.	10		955
Safran SA (France)	10		1,223
Textron, Inc.	–	(a)	16
Thales SA (France)	1		122
TransDigm Group, Inc. *	–	(a)	50
Woodward, Inc.	2		296

			7,755

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	–	(a)	20
Deutsche Post AG (Registered) (Germany)	21		990
Expeditors International of Washington, Inc.	–	(a)	26
FedEx Corp.	3		588
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	56
United Parcel Service, Inc., Class B	1		234

			1,914

Airlines — 0.1%
Alaska Air Group, Inc. *	4		235
American Airlines Group, Inc. *	1		18
Delta Air Lines, Inc. *	1		38
Southwest Airlines Co. *	16		715
United Airlines Holdings, Inc. *	–	(a)	22

			1,028

Auto Components — 0.1%
Aptiv plc *	–	(a)	49
BorgWarner, Inc.	–	(a)	13
Bridgestone Corp. (Japan)	18		696
Fuyao Glass Industry Group Co. Ltd., Class H (China) (b)	6		24
Hankook Tire & Technology Co. Ltd. (South Korea)	1		22
Huayu Automotive Systems Co. Ltd., Class A (China)	6		19
Hyundai Mobis Co. Ltd. (South Korea)	–	(a)	33
Mando Corp. (South Korea)	–	(a)	19
Minth Group Ltd. (China)	10		24

			899

Automobiles — 1.4%
BYD Co. Ltd., Class H (China)	1		28
Eicher Motors Ltd. (India)	1		25
Ford Motor Co.	6		99
Ford Otomotiv Sanayi A/S (Turkey)	2		44
General Motors Co. *	2		94
Guangzhou Automobile Group Co. Ltd., Class H (China)	72		59
Honda Motor Co. Ltd. (Japan)	24		666
Hyundai Motor Co. (South Korea)	–	(a)	37
Kia Corp. (South Korea)	2		94
Maruti Suzuki India Ltd. (India)	1		86
Mercedes-Benz Group AG (Germany)	7		507
NIO, Inc., ADR (China) *	4		80
Stellantis NV	21		338
Stellantis NV	52		837
Tesla, Inc. *	6		6,851
Thor Industries, Inc.	3		210
Volkswagen AG (Preference) (Germany)	12		2,041
XPeng, Inc., Class A (China) *	3		42

			12,138

Banks — 4.5%
AIB Group plc (Ireland)	93		204
Al Rajhi Bank (Saudi Arabia)	5		204
Alinma Bank (Saudi Arabia)	9		89
Axis Bank Ltd. (India) *	6		61
Banco Santander Chile, ADR (Chile)	2		55
Bank Central Asia Tbk. PT (Indonesia)	2,348		1,304
Bank of America Corp.	119		4,927
Bank of Ireland Group plc (Ireland) *	49		311
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	350		113
Barclays plc (United Kingdom)	126		245
BNP Paribas SA (France)	7		422
Capitec Bank Holdings Ltd. (South Africa)	1		97
China Construction Bank Corp., Class H (China)	333		249
China Merchants Bank Co. Ltd., Class H (China)	22		167
CIMB Group Holdings Bhd. (Malaysia)	24		31
Citigroup, Inc.	26		1,408
Citizens Financial Group, Inc.	16		719
Comerica, Inc.	–	(a)	22
Commerce Bancshares, Inc.	3		210
Credicorp Ltd. (Peru)	1		86
Credit Agricole SA (France)	79		939
CTBC Financial Holding Co. Ltd. (Taiwan)	58		59
Cullen/Frost Bankers, Inc.	2		229
DBS Group Holdings Ltd. (Singapore)	123		3,231
Dubai Islamic Bank PJSC (United Arab Emirates)	22		37
Erste Group Bank AG (Austria)	6		229
Fifth Third Bancorp	1		51
First Abu Dhabi Bank PJSC (United Arab Emirates)	7		43
First Republic Bank	3		497
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	13		95
Hana Financial Group, Inc. (South Korea)	1		59
HDFC Bank Ltd., ADR (India)	43		2,616
Huntington Bancshares, Inc.	2		36
ICICI Bank Ltd. (India)	19		184
Industrial & Commercial Bank of China Ltd., Class H (China)	177		109
Itau Unibanco Holding SA, ADR (Brazil)	21		117
Itausa SA (Preference) (Brazil)	40		90

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
KB Financial Group, Inc. (South Korea)	2		118
KBC Group NV (Belgium)	42		3,012
KeyCorp	2		36
Kotak Mahindra Bank Ltd. (India)	4		86
Lloyds Banking Group plc (United Kingdom)	767		467
M&T Bank Corp.	6		1,013
Malayan Banking Bhd. (Malaysia)	12		24
National Bank of Kuwait SAKP (Kuwait)	14		49
Nedbank Group Ltd. (South Africa)	4		60
Nordea Bank Abp (Finland)	40		415
OTP Bank Nyrt. (Hungary) *	2		58
People’s United Financial, Inc.	1		14
Ping An Bank Co. Ltd., Class A (China)	21		51
PNC Financial Services Group, Inc. (The)	5		903
Postal Savings Bank of China Co. Ltd., Class H (China)(b)	55		44
Public Bank Bhd. (Malaysia)	74		82
Qatar National Bank QPSC (Qatar)	12		75
Regions Financial Corp.	2		36
Saudi National Bank (The) (Saudi Arabia)	9		164
Sberbank of Russia PJSC, ADR (Russia)‡	4		–	(a)
Sberbank of Russia PJSC, ADR (Russia)‡	1		–	(a)
ServisFirst Bancshares, Inc.	3		243
Shinhan Financial Group Co. Ltd. (South Korea)	3		99
Siam Commercial Bank PCL (The) (Thailand)	18		60
Signature Bank	3		885
Standard Bank Group Ltd. (South Africa)	5		63
SVB Financial Group *	2		918
TCS Group Holding plc, GDR (Russia) * ‡ (b)	–	(a)	–	(a)
Toronto-Dominion Bank (The) (Canada)	26		2,050
Truist Financial Corp.	57		3,249
UniCredit SpA (Italy)	24		261
US Bancorp	32		1,726
Wells Fargo & Co.	71		3,422
Western Alliance Bancorp	4		367
Wintrust Financial Corp.	2		208
Zions Bancorp NA	–	(a)	19

			39,822

Beverages — 1.2%
Brown-Forman Corp., Class B	–	(a)	19
Carlsberg A/S, Class B (Denmark)	15		1,836
Chongqing Brewery Co. Ltd., Class A (China) *	1		20
Cia Cervecerias Unidas SA, ADR (Chile)	1		11
Coca-Cola Co. (The)	37		2,322
Constellation Brands, Inc., Class A	8		1,954
Diageo plc (United Kingdom)	59		2,992
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	1		50
Keurig Dr Pepper, Inc.	8		293
Kweichow Moutai Co. Ltd., Class A (China)	–	(a)	54
Molson Coors Beverage Co., Class B	–	(a)	1
Monster Beverage Corp. *	1		45
Nongfu Spring Co. Ltd., Class H (China)(b)	5		25
PepsiCo, Inc.	2		360
Pernod Ricard SA (France)	2		508
Royal Unibrew A/S (Denmark)	2		141
Wuliangye Yibin Co. Ltd., Class A (China)	1		15

			10,646

Biotechnology — 1.7%
AbbVie, Inc.	44		7,083
Alnylam Pharmaceuticals, Inc. *	3		531
Amgen, Inc.	1		202
Amoy Diagnostics Co. Ltd., Class A (China)	1		10
BeiGene Ltd., ADR (China) *	–	(a)	20
Biocon Ltd. (India) *	6		26
Biogen, Inc. *	–	(a)	46
Exact Sciences Corp. *	5		326
Exelixis, Inc. *	15		350
Gilead Sciences, Inc.	2		110
Horizon Therapeutics plc *	7		768
Incyte Corp. *	–	(a)	22
Moderna, Inc. *	1		90
Natera, Inc. *	5		209
Regeneron Pharmaceuticals, Inc. *	6		4,412
Vertex Pharmaceuticals, Inc. *	5		1,241
Zai Lab Ltd., ADR (China) *	–	(a)	7

			15,453

Building Products — 0.5%
Allegion plc	–	(a)	16
AO Smith Corp.	–	(a)	12
Carlisle Cos., Inc.	2		383
Carrier Global Corp.	1		59
China Lesso Group Holdings Ltd. (China)	20		24
Fortune Brands Home & Security, Inc.	8		583
Johnson Controls International plc	1		69
Lennox International, Inc.	1		249
Masco Corp.	–	(a)	18
Simpson Manufacturing Co., Inc.	1		98
Trane Technologies plc	21		3,197
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	11		34

			4,742

Capital Markets — 1.9%
3i Group plc (United Kingdom)	17		300
Ameriprise Financial, Inc.	3		972
B3 SA - Brasil Bolsa Balcao (Brazil)	10		34
Bank of New York Mellon Corp. (The)	1		54
BlackRock, Inc.	1		711
Blackstone, Inc.	8		1,027
Cboe Global Markets, Inc.	2		247
Charles Schwab Corp. (The)	21		1,732
China International Capital Corp. Ltd., Class H (China)(b)	21		47
CME Group, Inc.	1		126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Deutsche Boerse AG (Germany)	2		369
DWS Group GmbH & Co. KGaA (Germany) (b)	4		137
Evercore, Inc., Class A	2		232
FactSet Research Systems, Inc.	1		379
Focus Financial Partners, Inc., Class A *	6		291
Franklin Resources, Inc.	–	(a)	12
Goldman Sachs Group, Inc. (The)	1		166
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	29		1,373
Huatai Securities Co. Ltd., Class H (China) (b)	16		24
Intercontinental Exchange, Inc.	1		110
Intermediate Capital Group plc (United Kingdom)	8		186
Invesco Ltd.	13		310
KIWOOM Securities Co. Ltd. (South Korea)	–	(a)	20
LPL Financial Holdings, Inc.	3		494
MarketAxess Holdings, Inc.	–	(a)	19
Moelis & Co., Class A	5		256
Moody’s Corp.	–	(a)	81
Morgan Stanley	18		1,595
Morningstar, Inc.	1		320
MSCI, Inc.	–	(a)	62
Nasdaq, Inc.	–	(a)	31
Northern Trust Corp.	4		474
Petershill Partners plc (United Kingdom) * (b)	45		148
Raymond James Financial, Inc.	–	(a)	27
S&P Global, Inc.	5		2,086
State Street Corp.	17		1,453
StepStone Group, Inc., Class A	9		304
T. Rowe Price Group, Inc.	3		429
XP, Inc., Class A (Brazil) *	1		17

			16,655

Chemicals — 0.9%
Air Products and Chemicals, Inc.	–	(a)	82
Albemarle Corp.	–	(a)	35
Axalta Coating Systems Ltd. *	17		425
Celanese Corp.	1		146
CF Industries Holdings, Inc.	–	(a)	23
Corteva, Inc.	1		62
Dow, Inc.	1		69
DuPont de Nemours, Inc.	1		56
Eastman Chemical Co.	16		1,757
Ecolab, Inc.	–	(a)	69
FMC Corp.	–	(a)	24
Indorama Ventures PCL, NVDR (Thailand)	15		20
International Flavors & Fragrances, Inc.	–	(a)	50
LG Chem Ltd. (South Korea)	–	(a)	102
Linde plc (United Kingdom)	1		247
Linde plc (United Kingdom)	7		2,385
LyondellBasell Industries NV, Class A	–	(a)	40
Mosaic Co. (The)	1		34
Nan Ya Plastics Corp. (Taiwan)	21		68
Petronas Chemicals Group Bhd. (Malaysia)	24		55
PPG Industries, Inc.	6		737
PTT Global Chemical PCL (Thailand)	31		47
SABIC Agri-Nutrients Co. (Saudi Arabia)	2		74
Sasol Ltd. (South Africa) *	1		34
Saudi Basic Industries Corp. (Saudi Arabia)	3		96
Sherwin-Williams Co. (The)	–	(a)	90
Shin-Etsu Chemical Co. Ltd. (Japan)	7		1,003
Sika AG (Registered) (Switzerland)	1		409
SKC Co. Ltd. (South Korea)	–	(a)	49
Skshu Paint Co. Ltd., Class A (China)	2		29
Wanhua Chemical Group Co. Ltd., Class A (China)	3		43
Yunnan Energy New Material Co. Ltd. (China)	1		17

			8,377

Commercial Services & Supplies — 0.3%
China Conch Environment Protection Holdings Ltd. (China) *	10		12
Cintas Corp.	–	(a)	57
Copart, Inc. *	6		809
Driven Brands Holdings, Inc. *	9		245
IAA, Inc. *	6		237
MSA Safety, Inc.	2		292
Republic Services, Inc.	–	(a)	41
Ritchie Bros Auctioneers, Inc. (Canada)	4		262
Rollins, Inc.	–	(a)	12
Stericycle, Inc. *	5		285
Waste Connections, Inc.	3		482
Waste Management, Inc.	1		91

			2,825

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	5		38
Arista Networks, Inc. *	5		659
Cisco Systems, Inc.	12		672
CommScope Holding Co., Inc. *	14		109
F5, Inc. *	–	(a)	19
Juniper Networks, Inc.	–	(a)	10
Motorola Solutions, Inc.	–	(a)	61
Nokia OYJ (Finland) *	96		527
Zhongji Innolight Co. Ltd., Class A (China)	3		15

			2,110

Construction & Engineering — 0.6%
China Conch Venture Holdings Ltd. (China)	10		28
Larsen & Toubro Ltd. (India)	3		78
Quanta Services, Inc.	10		1,251
Vinci SA (France)	37		3,816
WillScot Mobile Mini Holdings Corp. *	14		538

			5,711

Construction Materials — 0.1%
ACC Ltd. (India) *	1		27
Anhui Conch Cement Co. Ltd., Class H (China)	6		28
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (China)	4		29
Martin Marietta Materials, Inc.	1		542
Siam Cement PCL (The) (Registered) (Thailand)	4		51

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
UltraTech Cement Ltd. (India)	1		50
Vulcan Materials Co.	2		402
Wienerberger AG (Austria)	7		204

			1,333

Consumer Finance — 0.4%
American Express Co.	15		2,730
Capital One Financial Corp.	8		1,006
Discover Financial Services	–	(a)	47
Shriram Transport Finance Co. Ltd. (India)	3		41
Synchrony Financial	1		28

			3,852

Containers & Packaging — 0.2%
Amcor plc	2		26
AptarGroup, Inc.	3		361
Avery Dennison Corp.	–	(a)	22
Ball Corp.	–	(a)	43
Crown Holdings, Inc.	3		315
International Paper Co.	1		27
Packaging Corp. of America	4		624
Sealed Air Corp.	–	(a)	15
Westrock Co.	7		350

			1,783

Distributors — 0.1%
Genuine Parts Co.	–	(a)	26
LKQ Corp.	9		388
Pool Corp.	1		425

			839

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	6		822

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B *	7		2,531
Chailease Holding Co. Ltd. (Taiwan)	10		91
FirstRand Ltd. (South Africa)	26		138
Yuanta Financial Holding Co. Ltd. (Taiwan)	86		79

			2,839

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	11		250
Deutsche Telekom AG (Registered) (Germany)	31		572
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	5		47
Hellenic Telecommunications Organization SA (Greece)	2		44
Lumen Technologies, Inc.	1		15
Saudi Telecom Co. (Saudi Arabia)	2		49
Telkom Indonesia Persero Tbk. PT (Indonesia)	356		113
Verizon Communications, Inc.	25		1,270

			2,360

Electric Utilities — 1.0%
Alliant Energy Corp.	–	(a)	23
American Electric Power Co., Inc.	5		469
Constellation Energy Corp.	–	(a)	27
Duke Energy Corp.	1		127
Edison International	5		357
EDP - Energias do Brasil SA (Brazil)	6		30
Entergy Corp.	3		359
Evergy, Inc.	–	(a)	23
Eversource Energy	1		45
Exelon Corp.	1		69
FirstEnergy Corp.	1		39
Iberdrola SA (Spain)	145		1,584
NextEra Energy, Inc.	50		4,203
NRG Energy, Inc.	–	(a)	14
PG&E Corp. *	14		173
Pinnacle West Capital Corp.	–	(a)	12
Power Grid Corp. of India Ltd. (India)	16		45
PPL Corp.	1		32
Southern Co. (The)	2		127
Tenaga Nasional Bhd. (Malaysia)	14		29
Xcel Energy, Inc.	20		1,465

			9,252

Electrical Equipment — 0.8%
AMETEK, Inc.	6		761
Contemporary Amperex Technology Co. Ltd., Class A (China)	1		64
Eaton Corp. plc	25		3,825
Emerson Electric Co.	1		87
Generac Holdings, Inc. *	3		936
Rockwell Automation, Inc.	–	(a)	49
Schneider Electric SE	10		1,756
WEG SA (Brazil)	15		109

			7,587

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1		67
AU Optronics Corp. (Taiwan)	57		39
BOE Technology Group Co. Ltd., Class A (China)	65		44
CDW Corp.	–	(a)	36
Cognex Corp.	4		305
Corning, Inc.	1		42
Delta Electronics, Inc. (Taiwan)	12		111
Hon Hai Precision Industry Co. Ltd. (Taiwan)	23		84
IPG Photonics Corp. *	–	(a)	6
Keyence Corp. (Japan)	3		1,159
Keysight Technologies, Inc. *	4		583
Maxscend Microelectronics Co. Ltd., Class A (China)	–	(a)	13
Samsung Electro-Mechanics Co. Ltd. (South Korea)	–	(a)	44
Samsung SDI Co. Ltd. (South Korea)	–	(a)	39
Sunny Optical Technology Group Co. Ltd. (China)	3		54
Taiwan Union Technology Corp. (Taiwan)	9		26
TD SYNNEX Corp.	4		422
TE Connectivity Ltd. (Switzerland)	–	(a)	63
Teledyne Technologies, Inc. *	–	(a)	33
Trimble, Inc. *	–	(a)	27
Yageo Corp. (Taiwan)	4		60
Zebra Technologies Corp., Class A *	1		441

			3,698

Energy Equipment & Services — 0.2%
Baker Hughes Co.	39		1,402

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
China Oilfield Services Ltd., Class H (China)	48		49
Halliburton Co.	1		47
Schlumberger NV	2		86

			1,584

Entertainment — 0.2%
Activision Blizzard, Inc.	1		92
Electronic Arts, Inc.	–	(a)	52
JYP Entertainment Corp. (South Korea)	1		33
Live Nation Entertainment, Inc. *	–	(a)	18
NCSoft Corp. (South Korea)	–	(a)	54
NetEase, Inc. (China)	9		154
Netflix, Inc. *	1		246
ROBLOX Corp., Class A *	3		155
Sea Ltd., ADR (Taiwan) *	6		664
Take-Two Interactive Software, Inc. *	–	(a)	26
Walt Disney Co. (The) *	4		515

			2,009

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	–	(a)	44
American Campus Communities, Inc.	6		320
American Homes 4 Rent, Class A	7		297
American Tower Corp.	1		170
Apple Hospitality REIT, Inc.	12		211
AvalonBay Communities, Inc.	–	(a)	51
Boston Properties, Inc.	–	(a)	27
Brixmor Property Group, Inc.	17		438
Crown Castle International Corp.	1		123
CubeSmart	5		241
Digital Realty Trust, Inc.	–	(a)	60
Duke Realty Corp.	1		33
EastGroup Properties, Inc.	2		312
Equinix, Inc.	–	(a)	100
Equity Residential	1		45
Essex Property Trust, Inc.	–	(a)	34
Extra Space Storage, Inc.	–	(a)	41
Federal Realty Investment Trust	3		330
Healthpeak Properties, Inc.	1		28
Host Hotels & Resorts, Inc.	1		21
Iron Mountain, Inc.	–	(a)	24
JBG SMITH Properties	7		212
Kimco Realty Corp.	22		553
Lamar Advertising Co., Class A	1		151
Mid-America Apartment Communities, Inc.	3		661
National Retail Properties, Inc.	7		311
Orion Office REIT, Inc.	–	(a)	–	(a)
Outfront Media, Inc.	8		240
Prologis, Inc.	21		3,395
Public Storage	1		309
Rayonier, Inc.	11		470
Realty Income Corp.	1		58
Regency Centers Corp.	–	(a)	16
SBA Communications Corp.	–	(a)	56
Segro plc (United Kingdom)	21		368
Simon Property Group, Inc.	–	(a)	64
Sun Communities, Inc.	4		712
UDR, Inc.	–	(a)	25
Ventas, Inc.	1		36
Vornado Realty Trust	–	(a)	10
Welltower, Inc.	3		252
Weyerhaeuser Co.	18		700

			11,549

Food & Staples Retailing — 0.4%
Atacadao SA (Brazil)	8		38
BGF retail Co. Ltd. (South Korea)	–	(a)	18
Bid Corp. Ltd. (South Africa)	4		78
BinDawood Holding Co. (Saudi Arabia)	1		21
BJ’s Wholesale Club Holdings, Inc. *	7		452
Casey’s General Stores, Inc.	1		282
Cencosud SA (Chile)	9		17
Clicks Group Ltd. (South Africa)	2		52
Costco Wholesale Corp.	1		374
Dino Polska SA (Poland) * (b)	1		62
Koninklijke Ahold Delhaize NV (Netherlands)	27		869
Kroger Co. (The)	1		45
Laobaixing Pharmacy Chain JSC, Class A (China)	4		24
Marks & Spencer Group plc (United Kingdom) *	113		229
Moran Foods Backstop Equity * ‡	3		5
Performance Food Group Co. *	8		382
Raia Drogasil SA (Brazil)	13		64
SPAR Group Ltd. (The) (South Africa)	4		44
Sysco Corp.	5		420
Walgreens Boots Alliance, Inc.	1		48
Wal-Mart de Mexico SAB de CV (Mexico)	26		108
Walmart, Inc.	2		331
X5 Retail Group NV, GDR (Russia) ‡ (b)	1		–	(a)

			3,963

Food Products — 0.8%
Almarai Co. JSC (Saudi Arabia)	2		32
Anjoy Foods Group Co. Ltd., Class A (China)	1		16
Archer-Daniels-Midland Co.	1		74
Britannia Industries Ltd. (India)	1		63
Campbell Soup Co.	–	(a)	13
Chacha Food Co. Ltd., Class A (China)	4		33
Chongqing Fuling Zhacai Group Co. Ltd., Class A (China)	4		20
Conagra Brands, Inc.	1		24
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	4		56
General Mills, Inc.	1		60
Hershey Co. (The)	–	(a)	46
Hormel Foods Corp.	–	(a)	21
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	11		61
JM Smucker Co. (The)	–	(a)	–	(a)
Kellogg Co.	–	(a)	25
Kraft Heinz Co. (The)	14		543
Lamb Weston Holdings, Inc.	5		308
McCormick & Co., Inc. (Non-Voting)	–	(a)	36
Mondelez International, Inc., Class A	2		132
Nestle SA (Registered) (Switzerland)	36		4,689
Post Holdings, Inc. *	6		415
Tata Consumer Products Ltd. (India)	2		21
Tongwei Co. Ltd., Class A (China)	5		34

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Tyson Foods, Inc., Class A	–	(a)	39
Uni-President Enterprises Corp. (Taiwan)	29		66

			6,827

Gas Utilities — 0.1%
Atmos Energy Corp.	3		355
ENN Energy Holdings Ltd. (China)	4		64
Kunlun Energy Co. Ltd. (China)	50		43

			462

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	3		310
ABIOMED, Inc. *	–	(a)	22
Align Technology, Inc. *	–	(a)	48
Baxter International, Inc.	1		57
Becton Dickinson and Co.	–	(a)	112
Boston Scientific Corp. *	79		3,519
Coloplast A/S, Class B (Denmark)	7		1,012
Cooper Cos., Inc. (The)	2		744
Dentsply Sirona, Inc.	–	(a)	16
Dexcom, Inc. *	1		700
Edwards Lifesciences Corp. *	1		109
Hologic, Inc. *	–	(a)	29
Hoya Corp. (Japan)	7		798
ICU Medical, Inc. *	1		267
IDEXX Laboratories, Inc. *	–	(a)	69
Insulet Corp. *	2		429
Intuitive Surgical, Inc. *	6		1,679
Medtronic plc	5		557
Ortho Clinical Diagnostics Holdings plc *	12		219
Qingdao Haier Biomedical Co. Ltd., Class A (China)	2		27
ResMed, Inc.	–	(a)	52
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	1		39
STERIS plc	2		412
Stryker Corp.	–	(a)	133
Teleflex, Inc.	–	(a)	25
Zimmer Biomet Holdings, Inc.	19		2,427

			13,811

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	4		668
Anthem, Inc.	–	(a)	176
Apollo Hospitals Enterprise Ltd. (India)	1		71
Cardinal Health, Inc.	–	(a)	23
Centene Corp. *	20		1,676
Chemed Corp.	1		338
Cigna Corp.	2		412
CVS Health Corp.	9		899
DaVita, Inc. *	–	(a)	11
Encompass Health Corp.	5		376
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (China)	2		21
HCA Healthcare, Inc.	1		279
HealthEquity, Inc. *	4		293
Henry Schein, Inc. *	–	(a)	12
Humana, Inc.	–	(a)	81
Laboratory Corp. of America Holdings *	–	(a)	37
McKesson Corp.	2		751
Molina Healthcare, Inc. *	2		517
NMC Health plc (United Arab Emirates) * ‡	1		–
Quest Diagnostics, Inc.	–	(a)	24
UnitedHealth Group, Inc.	11		5,532
Universal Health Services, Inc., Class B	–	(a)	15

			12,212

Health Care Technology — 0.0%(c)
Cerner Corp.	–	(a)	28
Certara, Inc. *	9		185
Definitive Healthcare Corp. *	5		135

			348

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *	1		213
Booking Holdings, Inc. *	1		2,785
Caesars Entertainment, Inc. *	–	(a)	25
Carnival Corp. *	1		23
Chipotle Mexican Grill, Inc. *	–	(a)	65
Cracker Barrel Old Country Store, Inc.	1		178
Darden Restaurants, Inc.	–	(a)	25
Domino’s Pizza, Inc.	–	(a)	22
Expedia Group, Inc. *	–	(a)	41
Hilton Worldwide Holdings, Inc. *	5		820
Huazhu Group Ltd. (China)	10		33
Las Vegas Sands Corp. *	1		20
Marriott International, Inc., Class A *	19		3,286
McDonald’s Corp.	17		4,249
MGM Resorts International	1		23
Minor International PCL (Thailand) *	33		33
Norwegian Cruise Line Holdings Ltd. *	1		13
OPAP SA (Greece)	3		42
Penn National Gaming, Inc. *	–	(a)	10
Planet Fitness, Inc., Class A *	3		281
Royal Caribbean Cruises Ltd. *	8		660
Starbucks Corp.	2		159
Trip.com Group Ltd., ADR (China) *	2		39
Vail Resorts, Inc.	1		354
Wendy’s Co. (The)	13		294
Wynn Resorts Ltd. *	–	(a)	12
Yum China Holdings, Inc. (China)	1		46
Yum China Holdings, Inc. (China)	–	(a)	17
Yum! Brands, Inc.	2		233

			14,001

Household Durables — 0.5%
DR Horton, Inc.	–	(a)	36
Garmin Ltd.	4		458
Haier Smart Home Co. Ltd., Class H (China)	22		72
JS Global Lifestyle Co. Ltd.(b)	8		9
Lennar Corp., Class A	–	(a)	33
Mohawk Industries, Inc. *	3		400
Newell Brands, Inc.	17		369
Nien Made Enterprise Co. Ltd. (Taiwan)	2		27
NVR, Inc. *	–	(a)	22
Oppein Home Group, Inc., Class A (China)	2		42
Persimmon plc (United Kingdom)	29		811
PulteGroup, Inc.	–	(a)	16
Sony Group Corp. (Japan)	16		1,606
Taylor Wimpey plc (United Kingdom)	131		223
Whirlpool Corp.	–	(a)	16

			4,140

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Household Products — 0.3%
Church & Dwight Co., Inc.	–	(a)	34
Clorox Co. (The)	–	(a)	25
Colgate-Palmolive Co.	1		95
Energizer Holdings, Inc.	9		268
Kimberly-Clark Corp.	–	(a)	61
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	14		20
Procter & Gamble Co. (The)	15		2,318
Reynolds Consumer Products, Inc.	9		253

			3,074

Independent Power and Renewable Electricity Producers — 0.0%(c)
AES Corp. (The)	1		25
China Yangtze Power Co. Ltd., Class A (China)	16		54
Corp. ACCIONA Energias Renovables SA (Spain) *	7		269
NTPC Ltd. (India)	30		53

			401

Industrial Conglomerates — 0.2%
3M Co.	1		132
Ayala Corp. (Philippines)	2		25
Bidvest Group Ltd. (The) (South Africa)	2		25
General Electric Co.	2		149
Honeywell International, Inc.	3		624
Industries Qatar QSC (Qatar)	7		37
Roper Technologies, Inc.	–	(a)	75
Siemens AG (Registered) (Germany)	6		819
SK, Inc. (South Korea)	–	(a)	28

			1,914

Insurance — 2.0%
Aflac, Inc.	1		58
AIA Group Ltd. (Hong Kong)	159		1,660
AIA Group Ltd. (Hong Kong)	42		438
Alleghany Corp. *	–	(a)	396
Allianz SE (Registered) (Germany)	15		3,570
Allstate Corp. (The)	–	(a)	63
American International Group, Inc.	5		316
Aon plc, Class A	–	(a)	107
Arthur J Gallagher & Co.	–	(a)	54
Assurant, Inc.	–	(a)	3
Brown & Brown, Inc.	–	(a)	25
China Life Insurance Co. Ltd., Class H (China)	41		62
China Pacific Insurance Group Co. Ltd., Class H (China)	19		46
Chubb Ltd.	3		643
Cincinnati Financial Corp.	–	(a)	30
CNA Financial Corp.	4		196
Everest Re Group Ltd.	–	(a)	17
Fairfax Financial Holdings Ltd. (Canada)	1		418
Fubon Financial Holding Co. Ltd. (Taiwan)	37		99
Globe Life, Inc.	–	(a)	16
Hartford Financial Services Group, Inc. (The)	6		448
HDFC Life Insurance Co. Ltd. (India)(b)	9		65
Kinsale Capital Group, Inc.	2		391
Lincoln National Corp.	–	(a)	16
Loews Corp.	17		1,079
Marsh & McLennan Cos., Inc.	2		410
MetLife, Inc.	1		73
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	2		453
NN Group NV (Netherlands)	9		453
PICC Property & Casualty Co. Ltd., Class H (China)	66		67
Ping An Insurance Group Co. of China Ltd., Class H (China)	19		129
Ping An Insurance Group Co. of China Ltd., Class H (China)	7		46
Porto Seguro SA (Brazil)	3		14
Powszechny Zaklad Ubezpieczen SA (Poland)	5		41
Principal Financial Group, Inc.	–	(a)	25
Progressive Corp. (The)	32		3,640
Prudential Financial, Inc.	1		66
RLI Corp.	3		371
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	–	(a)	52
Sanlam Ltd. (South Africa)	17		84
Travelers Cos., Inc. (The)	6		1,157
Willis Towers Watson plc	–	(a)	43
WR Berkley Corp.	–	(a)	21
Zurich Insurance Group AG (Switzerland)	2		754

			18,115

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A *	2		5,340
Alphabet, Inc., Class C *	2		6,795
Auto Trader Group plc (United Kingdom) (b)	34		280
Baidu, Inc., ADR (China) *	1		78
Bumble, Inc., Class A *	17		487
InterActiveCorp. *	2		245
Kakao Corp. (South Korea)	1		96
Kuaishou Technology (China) * (b)	2		16
Match Group, Inc. *	–	(a)	46
Meta Platforms, Inc., Class A *	22		4,869
NAVER Corp. (South Korea)	1		144
Snap, Inc., Class A *	52		1,867
Tencent Holdings Ltd. (China)	51		2,360
Twitter, Inc. *	1		46

			22,669

Internet & Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. (China) *	79		1,074
Amazon.com, Inc. *	5		15,573
Delivery Hero SE (South Korea) * (b)	8		364
eBay, Inc.	1		53
Etsy, Inc. *	–	(a)	23
JD.com, Inc., Class A (China) *	8		232
Meituan (China) * (b)	12		231
MercadoLibre, Inc. (Brazil) *	–	(a)	33
MYT Holding Co. * ‡	37		40
Naspers Ltd., Class N (South Africa)	1		81
Pinduoduo, Inc., ADR (China) *	1		57

			17,761

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

IT Services — 1.9%
Accenture plc, Class A	1		316
Adyen NV (Netherlands) * (b)	1		1,157
Akamai Technologies, Inc. *	–	(a)	27
Automatic Data Processing, Inc.	1		142
Broadridge Financial Solutions, Inc.	2		348
Capgemini SE (France)	15		3,312
Cognizant Technology Solutions Corp., Class A	1		69
Computacenter plc (United Kingdom)	5		191
DXC Technology Co. *	–	(a)	12
EPAM Systems, Inc. *	–	(a)	25
Fidelity National Information Services, Inc.	1		91
Fiserv, Inc. *	1		89
FleetCor Technologies, Inc. *	3		683
Gartner, Inc. *	–	(a)	35
Global Payments, Inc.	4		609
Infosys Ltd., ADR (India)	12		286
International Business Machines Corp.	4		580
Jack Henry & Associates, Inc.	1		263
Kyndryl Holdings, Inc. *	9		115
Mastercard, Inc., Class A	17		6,121
MongoDB, Inc. *	1		511
Paychex, Inc.	–	(a)	64
PayPal Holdings, Inc. *	2		201
Shopify, Inc., Class A (Canada) *	–	(a)	285
Tata Consultancy Services Ltd. (India)	4		179
VeriSign, Inc. *	–	(a)	32
Visa, Inc., Class A	2		549
WEX, Inc. *	2		412
Wipro Ltd. (India)	3		24

			16,728

Leisure Products — 0.1%
Brunswick Corp.	4		342
Giant Manufacturing Co. Ltd. (Taiwan)	3		27
Hasbro, Inc.	–	(a)	16
Hayward Holdings, Inc. *	12		203

			588

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	–	(a)	59
Bio-Rad Laboratories, Inc., Class A *	–	(a)	18
Bio-Techne Corp.	–	(a)	24
Charles River Laboratories International, Inc. *	–	(a)	21
Danaher Corp.	1		277
Hangzhou Tigermed Consulting Co. Ltd., Class H (China) (b)	2		22
Illumina, Inc. *	–	(a)	81
IQVIA Holdings, Inc. *	–	(a)	65
Lonza Group AG (Registered) (Switzerland)	2		1,295
Mettler-Toledo International, Inc. *	–	(a)	400
PerkinElmer, Inc.	–	(a)	15
Pharmaron Beijing Co. Ltd., Class H (China) (b)	4		44
Samsung Biologics Co. Ltd. (South Korea) * (b)	–	(a)	50
Syneos Health, Inc. *	4		342
Thermo Fisher Scientific, Inc.	2		1,010
Waters Corp. *	–	(a)	28
West Pharmaceutical Services, Inc.	1		390
WuXi AppTec Co. Ltd., Class H (China) (b)	3		53
Wuxi Biologics Cayman, Inc. (China) * (b)	13		103

			4,297

Machinery — 1.5%
Atlas Copco AB, Class A (Sweden)	21		1,090
Caterpillar, Inc.	1		179
Cummins, Inc.	–	(a)	44
Deere & Co.	7		2,971
Douglas Dynamics, Inc.	3		104
Dover Corp.	4		634
Fluidra SA (Spain)	6		163
Fortive Corp.	1		32
Han’s Laser Technology Industry Group Co. Ltd., Class A (China)	4		25
Hefei Meiya Optoelectronic Technology, Inc., Class A (China)	4		15
Hillman Solutions Corp. *	21		245
IDEX Corp.	2		353
Illinois Tool Works, Inc.	–	(a)	89
Ingersoll Rand, Inc.	42		2,101
ITT, Inc.	4		268
Jiangsu Hengli Hydraulic Co. Ltd., Class A (China)	2		14
Jungheinrich AG (Preference) (Germany)	–	(a)	6
Kone OYJ, Class B (Finland)	6		331
Lincoln Electric Holdings, Inc.	4		484
Nordson Corp.	2		366
Otis Worldwide Corp.	1		49
PACCAR, Inc.	1		45
Parker-Hannifin Corp.	–	(a)	55
Pentair plc	–	(a)	13
RBC Bearings, Inc. *	2		356
Schindler Holding AG (Switzerland)	1		241
Snap-on, Inc.	1		241
Stanley Black & Decker, Inc.	4		597
Techtronic Industries Co. Ltd. (Hong Kong)	3		40
Timken Co. (The)	3		160
Toro Co. (The)	5		408
Volvo AB, Class B (Sweden)	92		1,713
Westinghouse Air Brake Technologies Corp.	–	(a)	8
Xylem, Inc.	–	(a)	23
Zhejiang Dingli Machinery Co. Ltd., Class A (China)	2		16

			13,479

Marine — 0.0%(c)
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	5		23
Yang Ming Marine Transport Corp. (Taiwan) *	9		39

			62

Media — 0.4%
Charter Communications, Inc., Class A *	3		1,784
Comcast Corp., Class A	7		315

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Discovery, Inc., Class A *	–	(a)	6
Discovery, Inc., Class C *	–	(a)	11
DISH Network Corp., Class A *	9		285
Fox Corp., Class A	–	(a)	18
Fox Corp., Class B	–	(a)	6
Future plc (United Kingdom)	6		199
Interpublic Group of Cos., Inc. (The)	1		21
Liberty Broadband Corp., Class C *	3		415
Liberty Media Corp.-Liberty SiriusXM, Class C *	9		389
News Corp., Class A	1		12
News Corp., Class B	–	(a)	1
Nexstar Media Group, Inc., Class A	2		329
Omnicom Group, Inc.	–	(a)	26
Paramount Global, Class B	1		34

			3,851

Metals & Mining — 0.9%
Anglo American plc (South Africa)	46		2,385
ArcelorMittal SA (Luxembourg)	11		363
Baoshan Iron & Steel Co. Ltd., Class A (China)	43		46
BHP Group Ltd. (Australia)	64		2,463
China Molybdenum Co. Ltd., Class H (China)	84		43
Freeport-McMoRan, Inc.	15		768
Ganfeng Lithium Co. Ltd., Class H (China)(b)	1		20
Gerdau SA (Preference) (Brazil)	14		88
Glencore plc (Australia) *	113		734
Gold Fields Ltd. (South Africa)	1		23
Grupo Mexico SAB de CV, Series B (Mexico)	20		118
Hindalco Industries Ltd. (India)	10		73
Impala Platinum Holdings Ltd. (South Africa)	2		36
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia)‡(b)	1		–	(a)
MMC Norilsk Nickel PJSC, ADR (Russia)‡	3		1
Newmont Corp.	1		92
Nucor Corp.	–	(a)	60
POSCO Holdings, Inc. (South Korea)	–	(a)	107
Rio Tinto plc (Australia)	4		313
Severstal PAO, GDR (Russia) ‡ (b)	2		1
Tata Steel Ltd. (India)	2		41
Vale SA, ADR (Brazil)	13		264
Zijin Mining Group Co. Ltd., Class H (China)	54		82

			8,121

Multiline Retail — 0.1%
Dollar General Corp.	2		527
Dollar Tree, Inc. *	–	(a)	53
Kohl’s Corp.	8		472
Lojas Renner SA (Brazil)	11		61
Magazine Luiza SA (Brazil) *	24		35
Target Corp.	1		154

			1,302

Multi-Utilities — 0.4%
Ameren Corp.	–	(a)	36
CenterPoint Energy, Inc.	1		28
Centrica plc (United Kingdom) *	331		346
CMS Energy Corp.	–	(a)	30
Consolidated Edison, Inc.	–	(a)	34
Dominion Energy, Inc.	1		102
DTE Energy Co.	–	(a)	38
NiSource, Inc.	–	(a)	14
Public Service Enterprise Group, Inc.	1		52
RWE AG (Germany)	64		2,794
Sempra Energy	–	(a)	80
Veolia Environnement SA (France)	9		292
WEC Energy Group, Inc.	–	(a)	47

			3,893

Oil, Gas & Consumable Fuels — 2.1%
APA Corp.	1		23
Bharat Petroleum Corp. Ltd. (India)	11		52
BP plc (United Kingdom)	441		2,164
Cheniere Energy, Inc.	2		308
Chesapeake Energy Corp.	–	(a)	6
Chevron Corp.	17		2,799
China Petroleum & Chemical Corp., Class H (China)	84		42
ConocoPhillips	26		2,628
Coterra Energy, Inc.	20		549
Devon Energy Corp.	1		53
Diamondback Energy, Inc.	2		272
Ecopetrol SA, ADR (Colombia)	3		54
EOG Resources, Inc.	8		1,012
Equinor ASA (Norway)	14		513
Exxon Mobil Corp.	6		516
Gazprom PJSC, ADR (Russia)‡	14		2
Hess Corp.	–	(a)	44
Kinder Morgan, Inc.	28		523
Marathon Oil Corp.	1		25
Marathon Petroleum Corp.	4		366
Neste OYJ (Finland)	3		137
Novatek PJSC (Russia)‡	1		–	(a)
Occidental Petroleum Corp.	1		75
Oil & Natural Gas Corp. Ltd. (India)	21		46
ONEOK, Inc.	1		47
Petroleo Brasileiro SA (Preference) (Brazil)	32		225
Petronet LNG Ltd. (India)	14		36
Phillips 66	6		475
Pioneer Natural Resources Co.	5		1,209
PTT Exploration & Production PCL (Thailand)	16		67
PTT PCL (Thailand)	34		39
Reliance Industries Ltd. (India)	10		335
Rosneft Oil Co. PJSC, GDR (Russia) ‡ (b)	5		–	(a)
Saudi Arabian Oil Co. (Saudi Arabia) (b)	3		36
Shell plc (Netherlands)	96		2,632
SK Innovation Co. Ltd. (South Korea) *	–	(a)	65
S-Oil Corp. (South Korea)	1		63
Thai Oil PCL (Thailand)	20		31
TotalEnergies SE (France)	21		1,071
Valero Energy Corp.	1		61
Williams Cos., Inc. (The)	16		535

			19,136

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Paper & Forest Products — 0.0%(c)
Suzano SA (Brazil)	7		83

Personal Products — 0.3%
BellRing Brands, Inc. *	8		182
Dabur India Ltd. (India)	4		29
Estee Lauder Cos., Inc. (The), Class A	2		640
Hindustan Unilever Ltd. (India)	4		113
LG Household & Health Care Ltd. (South Korea)	–	(a)	43
L’Oreal SA (France)	4		1,453

			2,460

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	69		5,021
Catalent, Inc. *	10		1,097
CSPC Pharmaceutical Group Ltd. (China)	38		44
Eli Lilly & Co.	4		1,047
HUTCHMED China Ltd., ADR (China) *	–	(a)	8
Jazz Pharmaceuticals plc *	4		546
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	6		35
Johnson & Johnson	8		1,472
Kyowa Kirin Co. Ltd. (Japan)	9		202
Merck & Co., Inc.	8		629
Novartis AG (Registered) (Switzerland)	11		985
Novo Nordisk A/S, Class B (Denmark)	53		5,858
Organon & Co.	4		156
Pfizer, Inc.	8		430
Richter Gedeon Nyrt. (Hungary)	1		25
Roche Holding AG (Switzerland)	9		3,612
Royalty Pharma plc, Class A	7		291
Viatris, Inc.	14		148
Zoetis, Inc.	1		132

			21,738

Professional Services — 0.6%
Equifax, Inc.	3		666
Jacobs Engineering Group, Inc.	–	(a)	27
Leidos Holdings, Inc.	9		992
Nielsen Holdings plc	1		15
RELX plc (United Kingdom)	54		1,681
RELX plc (United Kingdom)	16		488
Robert Half International, Inc.	–	(a)	12
SGS SA (Registered) (Switzerland)	–	(a)	1,076
Teleperformance (France)	1		311
TransUnion	4		362
Verisk Analytics, Inc.	–	(a)	51

			5,681

Real Estate Management & Development — 0.1%
Ayala Land, Inc. (Philippines)	36		24
CBRE Group, Inc., Class A *	3		315
China Resources Land Ltd. (China)	20		93
China Resources Mixc Lifestyle Services Ltd. (China) (b)	4		21
China Vanke Co. Ltd., Class H (China)	29		65
Country Garden Services Holdings Co. Ltd. (China)	10		42
Cushman & Wakefield plc *	10		215
Emaar Properties PJSC (United Arab Emirates)	27		43
Longfor Group Holdings Ltd. (China) (b)	14		72
Poly Developments and Holdings Group Co. Ltd., Class A (China)	7		20

			910

Road & Rail — 1.1%
Canadian National Railway Co. (Canada)	14		1,907
CSX Corp.	3		123
JB Hunt Transport Services, Inc.	–	(a)	24
Knight-Swift Transportation Holdings, Inc.	6		285
Landstar System, Inc.	2		254
Localiza Rent a Car SA (Brazil)	3		36
Lyft, Inc., Class A *	70		2,686
Norfolk Southern Corp.	12		3,391
Old Dominion Freight Line, Inc.	2		455
Uber Technologies, Inc. *	14		492
Union Pacific Corp.	1		258

			9,911

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. *	31		3,392
Allegro MicroSystems, Inc. (Japan) *	5		138
Analog Devices, Inc.	20		3,381
Applied Materials, Inc.	1		175
ASE Technology Holding Co. Ltd. (Taiwan)	20		71
ASM International NV (Netherlands)	2		563
ASML Holding NV (Netherlands)	3		2,104
Broadcom, Inc.	1		384
CMC Materials, Inc.	2		311
Enphase Energy, Inc. *	–	(a)	40
Entegris, Inc.	5		681
Intel Corp.	6		299
KLA Corp.	–	(a)	82
Lam Research Corp.	4		1,927
MediaTek, Inc. (Taiwan)	2		70
Microchip Technology, Inc.	1		62
Micron Technology, Inc.	2		128
Monolithic Power Systems, Inc.	–	(a)	29
Nanya Technology Corp. (Taiwan)	21		50
Novatek Microelectronics Corp. (Taiwan)	5		74
NVIDIA Corp.	11		3,072
NXP Semiconductors NV (China)	25		4,697
Power Integrations, Inc.	3		294
Powertech Technology, Inc. (Taiwan)	6		20
Qorvo, Inc. *	–	(a)	21
QUALCOMM, Inc.	10		1,456
Realtek Semiconductor Corp. (Taiwan)	4		59
Silergy Corp. (China)	1		62
SK Hynix, Inc. (South Korea)	2		200
Skyworks Solutions, Inc.	–	(a)	33
SolarEdge Technologies, Inc. *	3		998
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	59		1,210
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	35		3,622
Teradyne, Inc.	4		429

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Texas Instruments, Inc.	15		2,733
United Microelectronics Corp. (Taiwan)	17		31
Vanguard International Semiconductor Corp. (Taiwan)	9		39
Wolfspeed, Inc. *	4		450
Xinyi Solar Holdings Ltd. (China)	38		66

			33,453

Software — 3.4%
Adobe, Inc. *	1		322
ANSYS, Inc. *	–	(a)	42
Aspen Technology, Inc. *	1		134
Autodesk, Inc. *	–	(a)	70
Black Knight, Inc. *	6		329
Cadence Design Systems, Inc. *	–	(a)	67
Ceridian HCM Holding, Inc. *	2		156
Citrix Systems, Inc.	–	(a)	18
Clearwater Analytics Holdings, Inc., Class A *	9		195
Confluent, Inc., Class A *	7		306
Crowdstrike Holdings, Inc., Class A *	1		339
Envestnet, Inc. *	3		237
Fortinet, Inc. *	–	(a)	64
Guidewire Software, Inc. *	3		238
HubSpot, Inc. *	1		525
Hundsun Technologies, Inc., Class A (China)	2		15
Intuit, Inc.	2		1,037
Microsoft Corp.	65		20,192
nCino, Inc. *	3		136
NortonLifeLock, Inc.	1		23
Oracle Corp.	2		197
Palo Alto Networks, Inc. *	2		1,057
Paycom Software, Inc. *	–	(a)	26
PTC, Inc. *	1		116
Q2 Holdings, Inc. *	4		235
salesforce.com, Inc. *	1		310
ServiceNow, Inc. *	2		874
Shanghai Baosight Software Co. Ltd., Class A (China)	3		26
SS&C Technologies Holdings, Inc.	5		407
Synopsys, Inc. *	2		750
Trade Desk, Inc. (The), Class A *	5		363
Tyler Technologies, Inc. *	1		322
Zscaler, Inc. *	1		322

			29,450

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	–	(a)	10
AutoZone, Inc. *	–	(a)	934
Bath & Body Works, Inc.	–	(a)	18
Best Buy Co., Inc.	4		406
Burlington Stores, Inc. *	2		372
CarMax, Inc. *	3		329
Dick’s Sporting Goods, Inc.	3		309
Foschini Group Ltd. (The) (South Africa)	2		24
Gap, Inc. (The)	23		317
Home Depot, Inc. (The)	5		1,634
JD Sports Fashion plc (United Kingdom)	115		221
Lowe’s Cos., Inc.	7		1,485
Murphy USA, Inc.	2		433
National Vision Holdings, Inc. *	6		275
O’Reilly Automotive, Inc. *	1		671
Ross Stores, Inc.	16		1,403
TJX Cos., Inc. (The)	2		115
Tractor Supply Co.	–	(a)	38
Ulta Beauty, Inc. *	–	(a)	31

			9,025

Technology Hardware, Storage & Peripherals — 2.7%
Advantech Co. Ltd. (Taiwan)	7		85
Apple, Inc.	100		17,379
Hewlett Packard Enterprise Co.	2		31
HP, Inc.	2		62
Lenovo Group Ltd. (China)	22		24
NetApp, Inc.	–	(a)	27
Quanta Computer, Inc. (Taiwan)	17		52
Samsung Electronics Co. Ltd. (South Korea)	78		4,471
Seagate Technology Holdings plc	8		692
Western Digital Corp. *	–	(a)	23
Wiwynn Corp. (Taiwan)	1		47
Xiaomi Corp., Class B (China) * (b)	21		36

			22,929

Textiles, Apparel & Luxury Goods — 1.3%
adidas AG (Germany)	6		1,417
ANTA Sports Products Ltd. (China)	5		57
Carter’s, Inc.	2		147
Cie Financiere Richemont SA (Registered) (Switzerland)	4		489
Columbia Sportswear Co.	3		276
Eclat Textile Co. Ltd. (Taiwan)	3		50
Kering SA (France)	1		391
LVMH Moet Hennessy Louis Vuitton SE (France)	9		6,076
NIKE, Inc., Class B	13		1,785
Pandora A/S (Denmark)	2		187
PVH Corp.	–	(a)	8
Ralph Lauren Corp.	3		308
Tapestry, Inc.	–	(a)	14
Under Armour, Inc., Class A *	–	(a)	5
Under Armour, Inc., Class C *	–	(a)	5
VF Corp.	–	(a)	28

			11,243

Thrifts & Mortgage Finance — 0.0% (c)
Housing Development Finance Corp. Ltd. (India)	7		207

Tobacco — 0.1%
Altria Group, Inc.	3		142
Philip Morris International, Inc.	6		601

			743

Trading Companies & Distributors — 0.2%
Ashtead Group plc (United Kingdom)	6		381
BOC Aviation Ltd. (Singapore)(b)	2		17
Brenntag SE (Germany)	5		376
Fastenal Co.	1		51
Ferguson plc	9		1,165
United Rentals, Inc. *	–	(a)	38
WW Grainger, Inc.	–	(a)	31

			2,059

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Transportation Infrastructure — 0.0% (c)
Airports of Thailand PCL (Thailand) *	25		50
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico) *	4		67
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)	3		59
International Container Terminal Services, Inc. (Philippines)	9		40

			216

Water Utilities — 0.0% (c)
American Water Works Co., Inc.	–	(a)	45

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Series L (Mexico)	117		124
Etihad Etisalat Co. (Saudi Arabia)	2		26
MTN Group Ltd. (South Africa)	4		46
SK Telecom Co. Ltd. (South Korea)	1		40
TIM SA (Brazil) *	14		41
T-Mobile US, Inc. *	18		2,332
Vodacom Group Ltd. (South Africa)	4		43

			2,652

TOTAL COMMON STOCKS (Cost $380,412)			523,542

INVESTMENT COMPANIES — 12.0%
Fixed Income — 9.6%
JPMorgan Core Bond Fund Class R6 Shares (d)	7,765		86,506

U.S. Equity — 2.4%
JPMorgan Large Cap Value Fund Class R6 Shares (d)	1,047		21,196

TOTAL INVESTMENT COMPANIES (Cost $113,023)			107,702

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Bonds
1.13%, 8/15/2040	11,700		9,173
2.75%, 11/15/2042	2,400		2,437
1.25%, 5/15/2050	11,800		8,801
U.S. Treasury Notes
1.38%, 10/15/2022	18,000		18,021
0.13%, 1/31/2023 (e)	6,290		6,216
0.13%, 3/31/2023	5,000		4,922
0.25%, 6/15/2024	14,000		13,353
0.25%, 8/31/2025	20,000		18,504
0.88%, 9/30/2026	4,000		3,723
0.38%, 9/30/2027	2,800		2,500
1.25%, 4/30/2028	1,800		1,677
0.63%, 5/15/2030	1,500		1,308

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,039)			90,635

CORPORATE BONDS — 7.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
5.15%, 5/1/2030	910		971
5.71%, 5/1/2040	200		223
Raytheon Technologies Corp. 4.13%, 11/16/2028	370		387

			1,581

Auto Components — 0.0% (c)
Lear Corp. 2.60%, 1/15/2032	33		29

Automobiles — 0.2%
General Motors Co. 6.13%, 10/1/2025	440		472
Hyundai Capital America 0.80%, 1/8/2024 (f)	640		611
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (f)	700		690

			1,773

Banks — 1.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (f) (g)	400		366
AIB Group plc (Ireland) 4.75%, 10/12/2023 (f)	200		203
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (f)	200		204
Banco Santander SA (Spain) 2.75%, 12/3/2030	600		528
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (g)	1,860		1,726
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (g)	400		414
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (f)	500		483
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (g)	300		272
BNP Paribas SA (France) 4.63%, 3/13/2027 (f)	200		205
(SOFR + 1.51%), 3.05%, 1/13/2031 (f) (g)	300		280
Citigroup, Inc.
(SOFR + 3.91%), 4.41%, 3/31/2031 (g)	1,600		1,661

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (f) (g)	250	232
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (f) (g)	500	472
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (f) (g)	200	181
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (g)	900	912
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	450	449
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	300	290
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (g)	200	189
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (f)	400	409
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (g)	400	366
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (f)	300	275
Societe Generale SA (France) 2.63%, 1/22/2025 (f)	650	629
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (f) (g)	500	486
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	500	481
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (f) (g)	217	191
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (g)	940	928
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	300	302

		13,134

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	440	461
Constellation Brands, Inc. 2.88%, 5/1/2030	300	281
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	250	231

		973

Biotechnology — 0.2%
AbbVie, Inc.
3.20%, 11/21/2029	440	435
4.05%, 11/21/2039	440	452
Amgen, Inc.
3.15%, 2/21/2040	100	91
4.20%, 2/22/2052	98	102
Biogen, Inc. 2.25%, 5/1/2030	300	270

		1,350

Capital Markets — 0.6%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	230	233
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	300	320
Credit Suisse Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (f) (g)	650	611
(SOFR + 1.73%), 3.09%, 5/14/2032 (f) (g)	252	227
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (g)	350	323
(SOFR + 1.72%), 3.04%, 5/28/2032 (g)	150	135
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	1,170	1,171
(SOFR + 1.51%), 3.21%, 4/22/2042 (g)	400	362
Macquarie Group Ltd. (Australia)
(SOFR + 1.44%), 2.69%, 6/23/2032 (f) (g)	400	352
Morgan Stanley 4.00%, 7/23/2025	1,110	1,136
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	250	230
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	250	234
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (f) (g)	200	192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (f) (g)	250	227

		5,753

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Chemicals — 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (f)	240	215
LyondellBasell Industries NV 4.63%, 2/26/2055	200	203
RPM International, Inc. 2.95%, 1/15/2032	34	31

		449

Construction & Engineering — 0.0% (c)
Quanta Services, Inc. 2.35%, 1/15/2032	103	89

Construction Materials — 0.0% (c)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	300	274

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	450	413
American Express Co. 2.55%, 3/4/2027	194	189
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (f)	350	357
2.13%, 2/21/2026 (f)	750	685
4.25%, 4/15/2026 (f)	400	394
Capital One Financial Corp.
(SOFR + 1.29%), 2.64%, 3/3/2026 (g)	106	104
3.80%, 1/31/2028	300	302

		2,444

Containers & Packaging — 0.0% (c)
WRKCo, Inc. 3.90%, 6/1/2028	300	301

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	720	656
3.65%, 9/15/2059	340	298
Verizon Communications, Inc. 3.15%, 3/22/2030	500	492

		1,446

Electric Utilities — 0.5%
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	510	473
Duke Energy Corp. 3.75%, 9/1/2046	440	415
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (f)	246	220
Entergy Louisiana LLC 2.35%, 6/15/2032	440	399
Eversource Energy 2.90%, 3/1/2027	200	196
Exelon Corp. 4.05%, 4/15/2030	440	454
Fells Point Funding Trust 3.05%, 1/31/2027 (f)	190	182
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (f)	104	97
NRG Energy, Inc. 2.45%, 12/2/2027 (f)	300	277
OGE Energy Corp. 0.70%, 5/26/2023	23	23
Pacific Gas and Electric Co.
3.25%, 2/16/2024	250	249
4.95%, 7/1/2050	300	282
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	440	433
Southern Co. (The)
Series A, 3.70%, 4/30/2030	370	371
Virginia Electric and Power Co. 4.45%, 2/15/2044	370	396
Xcel Energy, Inc. 3.40%, 6/1/2030	300	299

		4,766

Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	227	214
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	92	84
American Tower Corp.
1.45%, 9/15/2026	272	248
2.90%, 1/15/2030	300	278
Boston Properties LP 2.75%, 10/1/2026	300	292
Brixmor Operating Partnership LP 4.13%, 5/15/2029	250	256
Corporate Office Properties LP 2.00%, 1/15/2029	226	199
Crown Castle International Corp. 4.45%, 2/15/2026	370	380
Equinix, Inc. 2.00%, 5/15/2028	213	192
Extra Space Storage LP 2.35%, 3/15/2032	150	132
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	300	260
Healthpeak Properties, Inc. 2.13%, 12/1/2028	43	40
Kilroy Realty LP 2.65%, 11/15/2033	120	104
Life Storage LP 2.20%, 10/15/2030	250	221
Office Properties Income Trust
2.65%, 6/15/2026	37	34
2.40%, 2/1/2027	112	99
3.45%, 10/15/2031	73	63
Physicians Realty LP 2.63%, 11/1/2031	74	67
Realty Income Corp. 3.25%, 1/15/2031	300	295
Regency Centers LP 3.60%, 2/1/2027	300	304
Sabra Health Care LP 3.20%, 12/1/2031	248	221

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Safehold Operating Partnership LP 2.85%, 1/15/2032	160	141
UDR, Inc. 3.20%, 1/15/2030	300	291
Ventas Realty LP 3.25%, 10/15/2026	200	198
Welltower, Inc. 2.75%, 1/15/2032	300	276
WP Carey, Inc. 2.25%, 4/1/2033	440	376

		5,265

Food & Staples Retailing — 0.0% (c)
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (f)	230	214

Food Products — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	300	284
3.75%, 9/25/2027	300	302
Conagra Brands, Inc. 5.40%, 11/1/2048	50	57
Smithfield Foods, Inc. 3.00%, 10/15/2030 (f)	300	272

		915

Gas Utilities — 0.0% (c)
Atmos Energy Corp. 3.38%, 9/15/2049	300	280

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	370	451
Boston Scientific Corp. 2.65%, 6/1/2030	300	281

		732

Health Care Providers & Services — 0.2%
Anthem, Inc. 4.10%, 3/1/2028	370	384
CVS Health Corp. 2.70%, 8/21/2040	520	443
HCA, Inc. 5.25%, 6/15/2026	440	464
Humana, Inc. 3.95%, 3/15/2027	100	102
Quest Diagnostics, Inc. 2.95%, 6/30/2030	300	285
Universal Health Services, Inc.
2.65%, 10/15/2030 (f)	300	272
2.65%, 1/15/2032(f)	49	44

		1,994

Hotels, Restaurants & Leisure — 0.0% (c)
Expedia Group, Inc. 3.25%, 2/15/2030	230	219

Household Durables — 0.0% (c)
MDC Holdings, Inc. 3.97%, 8/6/2061	250	193

Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	300	322
Roper Technologies, Inc. 3.80%, 12/15/2026	370	379

		701

Insurance — 0.3%
American International Group, Inc. 3.75%, 7/10/2025	370	376
Athene Global Funding
2.75%, 6/25/2024 (f)	300	295
2.72%, 1/7/2029 (f)	250	230
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (f)	300	287
CNO Global Funding 2.65%, 1/6/2029 (f)	260	240
Corebridge Financial, Inc. 4.40%, 4/5/2052 (f)	123	123
F&G Global Funding 2.30%, 4/11/2027 (f)	150	140
Manulife Financial Corp. (Canada)
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (g)	300	300
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	300	274

		2,265

Internet & Direct Marketing Retail — 0.0% (c)
eBay, Inc. 2.60%, 5/10/2031	230	211

IT Services — 0.0% (c)
Global Payments, Inc. 2.90%, 5/15/2030	300	277

Leisure Products — 0.0% (c)
Mattel, Inc. 3.38%, 4/1/2026 (f)	18	18

Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	131	129
4.80%, 3/1/2050	400	380
Comcast Corp.
2.65%, 2/1/2030	300	288
2.94%, 11/1/2056 (f)	397	328
Cox Communications, Inc. 1.80%, 10/1/2030 (f)	300	257
Discovery Communications LLC
3.63%, 5/15/2030	170	165
5.20%, 9/20/2047	100	104

		1,651

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (f)	200	179
Steel Dynamics, Inc. 3.25%, 1/15/2031	300	291

		470

Multiline Retail — 0.0% (c)
Kohl’s Corp. 3.38%, 5/1/2031	300	290

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Multi-Utilities — 0.1%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	328	304
PG&E Energy Recovery Funding LLC
Series A-3, 2.82%, 7/15/2046	43	38
Puget Energy, Inc. 2.38%, 6/15/2028	35	32
San Diego Gas & Electric Co. 2.95%, 8/15/2051	400	352

		726

Oil, Gas & Consumable Fuels — 0.4%
BP Capital Markets America, Inc.
3.06%, 6/17/2041	500	449
3.38%, 2/8/2061	60	53
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	300	299
Diamondback Energy, Inc. 3.25%, 12/1/2026	240	240
Energy Transfer LP
4.40%, 3/15/2027	200	203
3.75%, 5/15/2030	440	434
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (f)	127	118
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (f)	440	422
Hess Corp. 6.00%, 1/15/2040	55	64
MPLX LP 2.65%, 8/15/2030	140	128
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	53	49
Phillips 66 1.30%, 2/15/2026	440	411
Pioneer Natural Resources Co. 1.13%, 1/15/2026	300	278
Plains All American Pipeline LP 3.55%, 12/15/2029	300	290
Targa Resources Corp. 4.20%, 2/1/2033 (h)	28	28
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (f)	200	188
Williams Cos., Inc. (The) 2.60%, 3/15/2031	45	41

		3,695

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	292	293
Mylan, Inc. 5.40%, 11/29/2043	100	97
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	440	442
Zoetis, Inc. 2.00%, 5/15/2030	300	269

		1,101

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC 3.30%, 9/15/2051	440	416
Kansas City Southern 4.70%, 5/1/2048	250	276
Ryder System, Inc. 2.85%, 3/1/2027	200	194
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (f)	38	36
3.25%, 3/15/2032	223	204
Union Pacific Corp. 3.95%, 9/10/2028	370	388

		1,514

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. 2.38%, 6/1/2030	70	65
Analog Devices, Inc. 3.50%, 12/5/2026	230	235
Broadcom, Inc. 3.19%, 11/15/2036 (f)	660	573
NXP BV (China) 2.50%, 5/11/2031 (f)	230	206

		1,079

Software — 0.1%
Oracle Corp.
3.25%, 11/15/2027	300	291
3.60%, 4/1/2040	250	217
Workday, Inc. 3.50%, 4/1/2027	70	70

		578

Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	300	256
Lowe’s Cos., Inc. 3.10%, 5/3/2027	240	238
O’Reilly Automotive, Inc. 1.75%, 3/15/2031	300	256

		750

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.38%, 2/8/2041	230	200
Dell International LLC 6.02%, 6/15/2026	440	477

		677

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.31%), 2.28%, 1/20/2032 (f) (g)	500	439
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (f) (g)	241	229

		668

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 3.73%, 9/25/2040	450	369

Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 1/15/2026	450	435
3.63%, 4/1/2027	100	98

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Aviation Capital Group LLC 3.88%, 5/1/2023 (f)	310		311

			844

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (f)	180		179
T-Mobile USA, Inc. 3.88%, 4/15/2030	780		783
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	300		314

			1,276

TOTAL CORPORATE BONDS (Cost $68,333)			63,334

MORTGAGE-BACKED SECURITIES — 5.5%
FHLMC UMBS, 30 Year
Pool # RA6702, 3.00%, 2/1/2052	547		536
FNMA UMBS, 30 Year
Pool # BU1805, 2.50%, 12/1/2051	575		551
Pool # CB2637, 2.50%, 1/1/2052	425		406
Pool # CB2670, 3.00%, 1/1/2052	378		372
FNMA, Other
Pool # AN5182, 3.39%, 4/1/2027	334		338
Pool # BS5117, 2.58%, 3/1/2032	399		388
Pool # BS5193, IO, 2.62%, 4/1/2032 (h)	400		387
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 4/25/2052	40,560		39,672
GNMA II, 30 Year
Pool # MA7649, 2.50%, 10/20/2051	6,823		6,627

TOTAL MORTGAGE-BACKED SECURITIES (Cost $51,172)			49,277

	Shares (000)
EXCHANGE-TRADED FUNDS — 2.0%
International Equity — 2.0%
JPMorgan BetaBuilders Japan ETF (d)	351		17,809

U.S. Equity — 0.0% (c)
SPDR S&P 500 ETF Trust	–	(a)	98

TOTAL EXCHANGE-TRADED FUNDS (Cost $19,715)			17,907

ASSET-BACKED SECURITIES — 1.1%
American Airlines Pass-Through Trust
Series 2021-1, Class B, 3.95%, 7/11/2030	300		271
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (f)	246		244
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	76		73
AMSR Trust
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (f)	100		93
Amur Equipment Finance Receivables X LLC
Series 2022-1A, Class A2, 1.64%, 10/20/2027 (f)	232		226
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	164		157
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400		380
CDC Mortgage Capital Trust
Series 2003-HE3, Class M2, 3.08%, 11/25/2033 ‡ (i)	–	(a)	–	(a)
CIG Auto Receivables Trust
Series 2021-1A, Class A, 0.69%, 4/14/2025 (f)	110		109
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (f)	500		495
Series 2020-3A, Class A, 1.24%, 10/15/2029 (f)	500		492
Drive Auto Receivables Trust
Series 2021-2, Class A3, 0.35%, 3/17/2025	200		198
Series 2021-3, Class B, 1.11%, 5/15/2026	49		48
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (f)	400		397
Series 2021-3A, Class C, 0.87%, 5/17/2027 (f)	133		127
Series 2021-4A, Class D, 1.99%, 9/15/2027 (f)	114		107
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	315		314
Series 2021-3A, Class A3, 0.35%, 2/18/2025	200		198
Series 2021-2A, Class B, 0.57%, 9/15/2025	78		77
Series 2021-3A, Class B, 0.69%, 1/15/2026	162		158
Series 2021-4A, Class B, 1.05%, 5/15/2026	130		126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (f)	189		185
Series 2022-1, Class A, 1.79%, 10/15/2026 (f)	389		384
Series 2021-3, Class A, 0.36%, 7/15/2027 (f)	219		214
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (f)	254		251
Series 2021-3A, Class C, 1.11%, 9/15/2026 (f)	114		109
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (f)	47		46
GM Financial Automobile Leasing Trust
Series 2021-3, Class A3, 0.39%, 10/21/2024	184		179
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	403		404
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 6/25/2026 (f)	118		113
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (f)	179		169
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051‡ (f) (j)	236		229
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (f)	156		138
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	350		348
Series 2021-3, Class B, 0.60%, 12/15/2025	153		150
Series 2021-2, Class C, 0.90%, 6/15/2026	103		100
Santander Retail Auto Lease Trust
Series 2022-A, Class A3, 1.34%, 7/21/2025 (f)	89		86
Structured Asset Securities Corp. Trust
Series 2005-SC1, Class 1A1, 0.73%, 5/25/2031 ‡ (f) (i)	–	(a)	–	(a)
Tesla Auto Lease Trust
Series 2019-A, Class A3, 2.16%, 10/20/2022 (f)	447		447
Series 2021-B, Class A4, 0.63%, 9/22/2025 (f)	102		97
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (f)	209		206
Toyota Lease Owner Trust
Series 2021-A, Class A3, 0.39%, 4/22/2024 (f)	500		491
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	381		361
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (f)	89		88
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (f)	240		233
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (f)	200		196
Series 2021-3A, Class D, 2.12%, 1/15/2027 (f)	125		119
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	82		79
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	152		147

TOTAL ASSET-BACKED SECURITIES (Cost $10,129)			9,859

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1515, Class A2, 1.94%, 2/25/2035	800		698
FREMF Mortgage Trust
Series 2017-KF40, Class B, 2.94%, 11/25/2027 (f) (i)	236		233
Morgan Stanley Capital I Trust
Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (f)	294		266
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	235		218

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,519)			1,415

FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Colombia (Colombia) 3.25%, 4/22/2032	250		210
United Mexican States (Mexico)
4.13%, 1/21/2026	200		210
4.60%, 1/23/2046	200		192
3.77%, 5/24/2061	400		323

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,041)			935

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	–	(a)	–	(a)
Banc of America Alternative Loan Trust
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	–	(a)	–	(a)
CHL Mortgage Pass-Through Trust
Series 2006-21, Class A14, 6.00%, 2/25/2037	–	(a)	–	(a)
FNMA, REMIC
Series 2009-86, Class OT, PO, 10/25/2037	–	(a)	–	(a)
GSR Mortgage Loan Trust
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	2		2
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	–	(a)	–	(a)
PHH Mortgage Trust
Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1		1
PRPM LLC
Series 2021-10, Class A1, 2.49%, 10/25/2026 (f) (j)	116		111
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	369		372
VOLT CV LLC
Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (f) (j)	140		136

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $653)			622

LOAN ASSIGNMENTS — 0.0% (c) (k)
Food & Staples Retailing — 0.0% (c)
Moran Foods LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (g)	7		6
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 8.00%, 4/1/2024 ‡ (g)	48		48
Moran Foods LLC, Tranche A 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (g)	70		57

			111

TOTAL LOAN ASSIGNMENTS (Cost $92)			111

	No. of Warrants (000)
WARRANTS -0.0% (c)
Media — 0.0% (c)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	1		30

Oil, Gas & Consumable Fuels — 0.0% (c)
Chesapeake Energy Corp.
expiring 2/9/2026, price 30.73 USD *	–	(a)	14
expiring 2/9/2026, price 26.43 USD *	–	(a)	13
expiring 2/9/2026, price 34.61 USD *	–	(a)	7

			34

TOTAL WARRANTS (Cost $ – (a))			64

	No. of Rights (000)
RIGHTS — 0.0% (c)
Life Sciences Tools & Services — 0.0% (c)
Samsung Biologics Co. Ltd., expiring 4/8/2022 (South Korea) * (Cost $–)	–	(a)	–	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 8.6%
INVESTMENT COMPANIES — 8.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(d)(l)(Cost $76,592)	76,570		76,585

Total Investments — 105.2% (Cost $816,720)			941,988
Liabilities in Excess of Other Assets — (5.2)%			(46,525)

Net Assets — 100.0%			895,463

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY	PERCENT OF TOTAL INVESTMENTS
United States	73.5%
France	2.6
United Kingdom	1.9
Switzerland	1.6
Germany	1.5
China	1.4
Denmark	1.0
Others (each less than 1.0%)	8.4
Short-Term Investments	8.1

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.

(j)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	11	06/2022	EUR	462	12
FTSE 100 Index	3	06/2022	GBP	294	12
MSCI EAFE E-Mini Index	99	06/2022	USD	10,615	640
S&P 500 E-Mini Index	83	06/2022	USD	18,806	741
U.S. Treasury 10 Year Note	502	06/2022	USD	61,628	(1,911)

					(506)

Short Contracts
MSCI Emerging Markets E-Mini Index	(749)	06/2022	USD	(42,135)	(3,447)
Russell 2000 E-Mini Index	(198)	06/2022	USD	(20,445)	(909)
S&P Midcap 400 E-Mini Index	(62)	06/2022	USD	(16,658)	(785)

					(5,141)

					(5,647)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	970	EUR	636	HSBC Bank, NA	4/26/2022	23
AUD	3,664	USD	2,657	BNP Paribas	4/26/2022	85
BRL	2,409	USD	464	Barclays Bank plc**	4/26/2022	39
BRL	4,621	USD	908	BNP Paribas**	4/26/2022	58
BRL	11,228	USD	2,194	Goldman Sachs International**	4/26/2022	150
CAD	304	AUD	323	Merrill Lynch International	4/26/2022	1
CAD	905	GBP	546	Citibank, NA	4/26/2022	7
CAD	2,719	GBP	1,637	HSBC Bank, NA	4/26/2022	25
CAD	93	NZD	107	Barclays Bank plc	4/26/2022	–	(a)
CAD	2,702	NZD	3,100	Citibank, NA	4/26/2022	14
CAD	7,380	USD	5,785	BNP Paribas	4/26/2022	118
CHF	670	GBP	546	BNP Paribas	4/26/2022	9
CHF	466	USD	499	HSBC Bank, NA	4/26/2022	6
CLP	380,335	USD	481	Bank of America NA**	4/26/2022	1
COP	1,008,015	USD	262	Barclays Bank plc**	4/26/2022	4
CZK	26,629	USD	1,166	BNP Paribas	4/26/2022	38
EUR	438	GBP	364	BNP Paribas	4/26/2022	6
EUR	2,572	GBP	2,159	Citibank, NA	4/26/2022	11
EUR	562	THB	20,649	Standard Chartered Bank	4/26/2022	1
EUR	431	USD	475	Citibank, NA	4/26/2022	2
GBP	1,661	CAD	2,719	BNP Paribas	4/26/2022	7
GBP	370	EUR	437	Barclays Bank plc	4/26/2022	3
GBP	324	EUR	384	BNP Paribas	4/26/2022	1
GBP	1,672	EUR	1,981	Goldman Sachs International	4/26/2022	4
GBP	129	SEK	1,565	Barclays Bank plc	4/26/2022	2
GBP	69	USD	90	Merrill Lynch International	4/26/2022	–	(a)
HUF	64,306	EUR	171	Barclays Bank plc	4/26/2022	4
HUF	79,766	EUR	214	BNP Paribas	4/26/2022	3
HUF	163,935	EUR	436	Citibank, NA	4/26/2022	9
HUF	99,819	EUR	265	Goldman Sachs International	4/26/2022	6
ILS	2,304	USD	707	Goldman Sachs International	4/26/2022	15
INR	35,873	USD	462	BNP Paribas**	4/26/2022	9
INR	16,090	USD	210	Goldman Sachs International**	4/26/2022	1
JPY	51,816	NZD	614	Barclays Bank plc	4/26/2022	–	(a)
KRW	583,415	USD	475	Barclays Bank plc**	4/26/2022	5
KRW	573,260	USD	467	BNP Paribas**	4/26/2022	4
KRW	1,164,823	USD	945	Goldman Sachs International**	4/26/2022	14
MXN	10,336	USD	513	Barclays Bank plc	4/26/2022	4
MXN	9,832	USD	480	Citibank, NA	4/26/2022	12
MXN	19,788	USD	949	Goldman Sachs International	4/26/2022	42

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	9,956	USD	465	HSBC Bank, NA	4/26/2022	33
NZD	3,133	JPY	259,563	Citibank, NA	4/26/2022	37
PHP	12,016	USD	229	Barclays Bank plc**	4/26/2022	3
PLN	4,172	EUR	865	Goldman Sachs International	4/26/2022	33
PLN	2,774	USD	643	BNP Paribas	4/26/2022	16
PLN	357	USD	79	Standard Chartered Bank	4/26/2022	6
RON	1,137	USD	253	Barclays Bank plc	4/26/2022	1
SEK	2,236	EUR	213	Barclays Bank plc	4/26/2022	2
SEK	4,464	EUR	427	TD Bank Financial Group	4/26/2022	2
SEK	18,471	USD	1,919	BNP Paribas	4/26/2022	46
SGD	657	USD	483	Citibank, NA	4/26/2022	2
THB	556	USD	17	BNP Paribas	4/26/2022	–	(a)
THB	32,178	USD	959	Standard Chartered Bank	4/26/2022	9
USD	490	AUD	651	BNP Paribas	4/26/2022	2
USD	1,212	COP	4,563,526	BNP Paribas**	4/26/2022	6
USD	725	EUR	652	Barclays Bank plc	4/26/2022	3
USD	490	EUR	440	Citibank, NA	4/26/2022	3
USD	2,146	GBP	1,632	HSBC Bank, NA	4/26/2022	3
USD	940	IDR	13,438,404	Barclays Bank plc**	4/26/2022	4
USD	967	KRW	1,173,471	Goldman Sachs International**	4/26/2022	2
USD	244	MXN	4,872	Goldman Sachs International	4/26/2022	–	(a)
USD	261	PLN	1,094	Goldman Sachs International	4/26/2022	1
USD	80	SEK	746	Barclays Bank plc	4/26/2022	1
USD	250	THB	8,296	BNP Paribas	4/26/2022	1
USD	238	TWD	6,779	BNP Paribas**	4/26/2022	2
USD	244	ZAR	3,557	HSBC Bank, NA	4/26/2022	2
ZAR	14,114	USD	933	BNP Paribas	4/26/2022	30
ZAR	3,858	USD	254	Citibank, NA	4/26/2022	9
ZAR	7,207	USD	479	HSBC Bank, NA	4/26/2022	12
AUD	2,555	USD	1,832	BNP Paribas	4/29/2022	80
CAD	5,127	USD	4,070	Merrill Lynch International	4/29/2022	31
CAD	16	USD	13	State Street Corp.	4/29/2022	–	(a)
CHF	12	USD	13	Merrill Lynch International	4/29/2022	–	(a)
DKK	1,643	USD	243	BNP Paribas	4/29/2022	2
DKK	467	USD	68	Merrill Lynch International	4/29/2022	1
DKK	225	USD	33	State Street Corp.	4/29/2022	–	(a)
EUR	1,582	USD	1,724	Goldman Sachs International	4/29/2022	28
EUR	419	USD	461	Merrill Lynch International	4/29/2022	3
GBP	171	USD	224	Merrill Lynch International	4/29/2022	1
GBP	137	USD	180	State Street Corp.	4/29/2022	–	(a)
NOK	1,513	USD	170	Citibank, NA	4/29/2022	2
SGD	653	USD	482	BNP Paribas	4/29/2022	–	(a)
USD	73	CHF	68	State Street Corp.	4/29/2022	–	(a)
USD	62	DKK	407	BNP Paribas	4/29/2022	2
USD	2,545	DKK	16,749	Merrill Lynch International	4/29/2022	53
USD	672	DKK	4,432	State Street Corp.	4/29/2022	12
USD	3,769	EUR	3,343	BNP Paribas	4/29/2022	68
USD	762	EUR	678	Standard Chartered Bank	4/29/2022	11
USD	10,073	EUR	8,907	State Street Corp.	4/29/2022	214
USD	249	GBP	185	BNP Paribas	4/29/2022	7
USD	248	GBP	185	State Street Corp.	4/29/2022	5
USD	400	SEK	3,704	BNP Paribas	4/29/2022	6
USD	217	SEK	2,033	State Street Corp.	4/29/2022	–	(a)
USD	1,973	SGD	2,654	State Street Corp.	4/29/2022	15
USD	9	JPY	1,061	Standard Chartered Bank	5/2/2022	–	(a)
USD	1,646	JPY	190,411	State Street Corp.	5/2/2022	82

Total unrealized appreciation						1,637

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	956	EUR	653	BNP Paribas	4/26/2022	(7)
BRL	2,321	USD	485	BNP Paribas**	4/26/2022	– (a)
BRL	2,321	USD	486	Goldman Sachs International**	4/26/2022	(1)
CAD	106	USD	85	BNP Paribas	4/26/2022	– (a)
COP	3,570,984	USD	947	BNP Paribas**	4/26/2022	(3)
COP	1,839,044	USD	487	Citibank, NA**	4/26/2022	(1)
EUR	438	CZK	10,828	BNP Paribas	4/26/2022	(4)
EUR	438	CZK	10,824	Merrill Lynch International	4/26/2022	(4)
EUR	433	HUF	169,186	Goldman Sachs International	4/26/2022	(29)
EUR	171	PLN	806	Barclays Bank plc	4/26/2022	(2)
EUR	265	PLN	1,250	BNP Paribas	4/26/2022	(3)
EUR	864	USD	959	Goldman Sachs International	4/26/2022	(3)
EUR	1,921	USD	2,131	HSBC Bank, NA	4/26/2022	(4)
GBP	1,637	AUD	2,908	Citibank, NA	4/26/2022	(27)
GBP	1,647	CAD	2,727	Citibank, NA	4/26/2022	(18)
GBP	1,060	CAD	1,791	Goldman Sachs International	4/26/2022	(40)
GBP	1,123	EUR	1,343	BNP Paribas	4/26/2022	(11)
GBP	1,076	EUR	1,278	Citibank, NA	4/26/2022	(2)
GBP	133	EUR	159	Goldman Sachs International	4/26/2022	(1)
GBP	384	NZD	739	Goldman Sachs International	4/26/2022	(7)
GBP	149	SEK	1,852	Barclays Bank plc	4/26/2022	(1)
HUF	162,076	EUR	440	BNP Paribas	4/26/2022	(1)
IDR	24,307,046	USD	1,694	Goldman Sachs International**	4/26/2022	– (a)
INR	72,443	USD	951	Barclays Bank plc**	4/26/2022	– (a)
JPY	40,083	CAD	422	BNP Paribas	4/26/2022	(8)
JPY	35,486	EUR	270	BNP Paribas	4/26/2022	(7)
JPY	27,804	NZD	340	Barclays Bank plc	4/26/2022	(7)
JPY	164,038	NZD	2,058	Citibank, NA	4/26/2022	(78)
JPY	85,686	NZD	1,043	TD Bank Financial Group	4/26/2022	(19)
KRW	1,192,399	USD	985	Barclays Bank plc**	4/26/2022	(4)
KRW	308,086	USD	254	BNP Paribas**	4/26/2022	– (a)
NZD	116	AUD	108	BNP Paribas	4/26/2022	– (a)
NZD	2,075	AUD	1,921	Citibank, NA	4/26/2022	– (a)
NZD	159	CAD	139	Goldman Sachs International	4/26/2022	(1)
NZD	2,085	SEK	14,316	Goldman Sachs International	4/26/2022	(78)
PLN	2,104	HUF	167,211	Goldman Sachs International	4/26/2022	(2)
SGD	662	USD	489	BNP Paribas	4/26/2022	– (a)
THB	15,538	EUR	426	Goldman Sachs International	4/26/2022	(4)
THB	4,876	EUR	133	Standard Chartered Bank	4/26/2022	(1)
TWD	13,595	USD	482	BNP Paribas**	4/26/2022	(7)
USD	968	BRL	4,835	Barclays Bank plc**	4/26/2022	(41)
USD	482	BRL	2,417	Citibank, NA**	4/26/2022	(23)
USD	1,495	BRL	7,515	Goldman Sachs International**	4/26/2022	(74)
USD	154	CAD	194	BNP Paribas	4/26/2022	(1)
USD	78	CAD	99	HSBC Bank, NA	4/26/2022	(1)
USD	499	CHF	466	TD Bank Financial Group	4/26/2022	(6)
USD	238	CLP	188,154	Goldman Sachs International**	4/26/2022	(1)
USD	1,211	COP	4,592,597	BNP Paribas**	4/26/2022	(2)
USD	236	CZK	5,321	BNP Paribas	4/26/2022	(5)
USD	1,190	EUR	1,084	BNP Paribas	4/26/2022	(10)
USD	1,431	EUR	1,309	HSBC Bank, NA	4/26/2022	(18)
USD	4,483	GBP	3,440	BNP Paribas	4/26/2022	(35)
USD	165	HUF	55,134	Goldman Sachs International	4/26/2022	(1)
USD	755	IDR	10,868,641	BNP Paribas**	4/26/2022	(2)
USD	937	INR	71,807	BNP Paribas**	4/26/2022	(5)
USD	218	INR	16,748	Citibank, NA**	4/26/2022	(2)
USD	1,658	INR	127,451	Goldman Sachs International**	4/26/2022	(15)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	706	KRW	874,065	Barclays Bank plc**	4/26/2022	(13)
USD	688	MXN	14,256	Barclays Bank plc	4/26/2022	(26)
USD	1,443	MXN	30,345	Citibank, NA	4/26/2022	(77)
USD	1,658	MXN	34,325	Goldman Sachs International	4/26/2022	(62)
USD	6,556	NZD	9,719	BNP Paribas	4/26/2022	(177)
USD	246	PHP	12,954	Barclays Bank plc**	4/26/2022	(4)
USD	1,413	PHP	74,547	Citibank, NA**	4/26/2022	(25)
USD	971	PHP	50,629	Goldman Sachs International**	4/26/2022	(6)
USD	200	PLN	867	BNP Paribas	4/26/2022	(6)
USD	74	PLN	322	HSBC Bank, NA	4/26/2022	(2)
USD	954	RON	4,340	Barclays Bank plc	4/26/2022	(15)
USD	246	RON	1,114	Goldman Sachs International	4/26/2022	(2)
USD	232	SEK	2,182	Goldman Sachs International	4/26/2022	– (a)
USD	233	ZAR	3,497	Barclays Bank plc	4/26/2022	(6)
USD	483	ZAR	7,229	Goldman Sachs International	4/26/2022	(10)
USD	473	ZAR	7,342	HSBC Bank, NA	4/26/2022	(28)
ZAR	3,506	USD	240	Goldman Sachs International	4/26/2022	(1)
CHF	425	USD	463	BNP Paribas	4/29/2022	(2)
CHF	2,318	USD	2,524	Merrill Lynch International	4/29/2022	(14)
CHF	175	USD	190	Standard Chartered Bank	4/29/2022	(1)
DKK	1,164	USD	174	BNP Paribas	4/29/2022	(1)
DKK	480	USD	72	Merrill Lynch International	4/29/2022	(1)
DKK	852	USD	128	State Street Corp.	4/29/2022	(1)
EUR	11	USD	12	Australia & New Zealand Banking Group Ltd.	4/29/2022	– (a)
EUR	2,247	USD	2,514	Merrill Lynch International	4/29/2022	(27)
EUR	163	USD	186	Standard Chartered Bank	4/29/2022	(5)
EUR	1,226	USD	1,394	TD Bank Financial Group	4/29/2022	(37)
GBP	59	USD	80	BNP Paribas	4/29/2022	(2)
GBP	1,716	USD	2,318	Merrill Lynch International	4/29/2022	(64)
GBP	640	USD	858	Standard Chartered Bank	4/29/2022	(17)
GBP	19	USD	26	State Street Corp.	4/29/2022	(1)
HKD	8,581	USD	1,102	Standard Chartered Bank	4/29/2022	(7)
SEK	942	USD	104	Citibank, NA	4/29/2022	(3)
SEK	2,762	USD	295	Merrill Lynch International	4/29/2022	(1)
SGD	59	USD	44	Australia & New Zealand Banking Group Ltd.	4/29/2022	– (a)
SGD	692	USD	511	BNP Paribas	4/29/2022	– (a)
USD	3	CAD	4	BNP Paribas	4/29/2022	– (a)
USD	48	CAD	61	State Street Corp.	4/29/2022	(1)
USD	269	DKK	1,829	State Street Corp.	4/29/2022	(3)
USD	541	EUR	497	Standard Chartered Bank	4/29/2022	(9)
USD	147	EUR	133	State Street Corp.	4/29/2022	– (a)
USD	13	SEK	122	BNP Paribas	4/29/2022	– (a)
USD	87	SEK	862	Standard Chartered Bank	4/29/2022	(5)
USD	18	SGD	25	Goldman Sachs International	4/29/2022	– (a)
JPY	2,330	USD	20	Australia & New Zealand Banking Group Ltd.	5/2/2022	(1)
JPY	3,779	USD	33	BNP Paribas	5/2/2022	(2)
JPY	846,898	USD	7,425	State Street Corp.	5/2/2022	(464)

Total unrealized depreciation						(1,756)

Net unrealized depreciation						(119)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$9,630	$229		$9,859
Collateralized Mortgage Obligations	—	622	—		622
Commercial Mortgage-Backed Securities	—	1,415	—		1,415
Common Stocks
Aerospace & Defense	3,919	3,836	—		7,755
Air Freight & Logistics	868	1,046	—		1,914
Airlines	1,028	—	—		1,028
Auto Components	61	838	—		899
Automobiles	7,378	4,760	—		12,138
Banks	27,652	12,170	—	(a)	39,822
Beverages	5,054	5,592	—		10,646
Biotechnology	15,417	36	—		15,453
Building Products	4,684	58	—		4,742
Capital Markets	14,198	2,457	—		16,655
Chemicals	4,049	4,328	—		8,377
Commercial Services & Supplies	2,825	—	—		2,825
Communications Equipment	1,529	581	—		2,110
Construction & Engineering	1,789	3,922	—		5,711
Construction Materials	995	338	—		1,333
Consumer Finance	3,811	41	—		3,852
Containers & Packaging	1,783	—	—		1,783
Distributors	839	—	—		839
Diversified Consumer Services	822	—	—		822
Diversified Financial Services	2,531	308	—		2,839
Diversified Telecommunication Services	1,535	825	—		2,360
Electric Utilities	7,622	1,630	—		9,252
Electrical Equipment	5,767	1,820	—		7,587

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Electronic Equipment, Instruments & Components	$2,025	$1,673	$—		$3,698
Energy Equipment & Services	1,535	49	—		1,584
Entertainment	1,768	241	—		2,009
Equity Real Estate Investment Trusts (REITs)	11,181	368	—		11,549
Food & Staples Retailing	2,735	1,223	5		3,963
Food Products	1,737	5,090	—		6,827
Gas Utilities	355	107	—		462
Health Care Equipment & Supplies	11,935	1,876	—		13,811
Health Care Providers & Services	12,141	71	—	(b)	12,212
Health Care Technology	348	—	—		348
Hotels, Restaurants & Leisure	13,909	92	—		14,001
Household Durables	1,350	2,790	—		4,140
Household Products	3,074	—	—		3,074
Independent Power and Renewable Electricity Producers	26	375	—		401
Industrial Conglomerates	1,005	909	—		1,914
Insurance	10,096	8,019	—		18,115
Interactive Media & Services	19,773	2,896	—		22,669
Internet & Direct Marketing Retail	15,739	1,982	40		17,761
IT Services	11,865	4,863	—		16,728
Leisure Products	561	27	—		588
Life Sciences Tools & Services	2,731	1,566	—		4,297
Machinery	9,825	3,654	—		13,479
Marine	—	62	—		62
Media	3,652	199	—		3,851
Metals & Mining	1,390	6,729	2		8,121
Multiline Retail	1,302	—	—		1,302
Multi-Utilities	462	3,431	—		3,893
Oil, Gas & Consumable Fuels	11,903	7,231	2		19,136
Paper & Forest Products	83	—	—		83
Personal Products	822	1,638	—		2,460

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$11,002	$10,736		$—	$21,738
Professional Services	2,126	3,555		—	5,681
Real Estate Management & Development	551	359		—	910
Road & Rail	9,911	—		—	9,911
Semiconductors & Semiconductor Equipment	28,834	4,619		—	33,453
Software	29,410	40		—	29,450
Specialty Retail	8,804	221		—	9,025
Technology Hardware, Storage & Peripherals	18,214	4,715		—	22,929
Textiles, Apparel & Luxury Goods	2,575	8,668		—	11,243
Thrifts & Mortgage Finance	—	207		—	207
Tobacco	743	—		—	743
Trading Companies & Distributors	120	1,939		—	2,059
Transportation Infrastructure	176	40		—	216
Water Utilities	45	—		—	45
Wireless Telecommunication Services	2,565	87		—	2,652

Total Common Stocks	386,560	136,933		49	523,542

Corporate Bonds	—	63,334		—	63,334
Exchange-Traded Funds	17,907	—		—	17,907
Foreign Government Securities	—	935		—	935
Investment Companies	107,702	—		—	107,702
Loan Assignments
Food & Staples Retailing	—	63		48	111

Total Loan Assignments	—	63		48	111

Mortgage-Backed Securities	—	49,277		—	49,277
Rights	—	—	(a)	—	—	(a)
U.S. Treasury Obligations	—	90,635		—	90,635

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
Media	$—	$—	$30	$30
Oil, Gas & Consumable Fuels	34	—	—	34

Total Warrants	34	—	30	64

Short-Term Investments
Investment Companies	76,585	—	—	76,585

Total Investments in Securities	$588,788	$352,844	$356	$941,988

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$1,637	$—	$1,637
Futures Contracts	1,405	—	—	1,405
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,756)	—	(1,756)
Futures Contracts	(7,052)	—	—	(7,052)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(5,647)	$(119)	$—	$(5,766)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022
Investments in Securities:
Asset-Backed Securities	$6,843	$456	$(547)	$8	$250	$(6,781)	$—	$—	$229
Collateralized Mortgage Obligations	1,115	59	(60)	1	—	(1,115)	—	—	—
Common Stocks	219	(947)	(683)	—	1,888	(1,058)	630	—	49
Loan Assignments	49	—	(4)	1	92	(90)	—	—	48
Preferred Stocks	65	6	(3)	—	—	(68)	—	—	—
Warrants	19	—	11	—	—	—	—	—	30

Total	$8,310	$(426)	$(1,286)	$10	$2,230	$(9,112)	$630	$—	$356

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(686).

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds an ETF, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ ETF’s distributions may be reinvested into such Underlying Funds ETF. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$19,400	$2,268	$2,129	$80	$(1,810)	$17,809	351	$488		$—
JPMorgan Core Bond Fund Class R6 Shares (a)	98,418	2,220	6,990	(67)	(7,075)	86,506	7,765	1,493		728
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	39,204	—	40,456	1,252	—	—	—	—		—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	19,438	1,539	—	—	219	21,196	1,047	202		1,338
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	95,317	292,194	310,900	(15)	(11)	76,585	76,570	50		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (a) (b)	157	267	424	—	—	—	—	—	(c)	—

Total	$271,934	$298,488	$360,899	$1,250	$(8,677)	$202,096		$2,233		$2,066

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.